GOING CONCERN	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN
GOING CONCERN
Under ASC paragraph 205-40 (the "Standard"), management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued.  Generally, to be considered probable of being effectively implemented, the plans must have been approved before the date that the financial statements are issued.
The Company regularly performs cash flow projections to evaluate (i) whether it will be in a position to cover the liquidity needs for the next 12-month period and (ii) the compliance with financial and security ratios under the existing and future financing agreements. In developing estimates of future cash flows, the Company makes assumptions about the vessels’ future performance, market rates, operating expenses, capital expenditure, fleet utilization, general and administrative expenses, loan repayments and interest charges. The assumptions applied are based on historical experience and future expectations.  Nevertheless, volatility in the offshore market makes forecasting difficult, and there is the possibility that the Company’s actual trading performance during the coming year may be materially different from expectations.
Economic conditions in the offshore market during 2019 reflected a gradual improvement from the lows of previous years and were showing signs that the industry was in the early stages of a broader recovery. The Company’s operating results during 2019 (in both the Predecessor and Successor periods) reflected this improvement, as losses from operations narrowed when compared to prior periods. Additionally, as highlighted elsewhere in these financial statements, the Company executed a series of transactions during 2019 and 2020, such as the Transaction, the New Term Loan Facility and the New Equity Line of Credit in an effort to recapitalize the Company and create a platform for future growth.
Nevertheless, since the beginning of the calendar year 2020, the outbreak of the novel coronavirus (the "COVID-19") has resulted in the implementation of numerous actions by governments and governmental agencies in an attempt to mitigate the spread of the virus. These measures have resulted in a significant reduction in global economic activity and extreme volatility in the global financial markets which has reduced the global demand for oil and related products. Additionally, in March 2020, output disagreements between OPEC producing nations (led by Saudi Arabia) and Russia triggered a price war sending the price of crude oil to lows not seen in decades. The confluence of these events has resulted in a precipitous pull back of production and capital expenditure outlays from major oil producers throughout the world. Consequently, the markets in which our vessels operate have come under significant pressure in the form of reduced spot market rates and utilization, higher lay-up activity, and contract cancellations and renegotiations.
These conditions have caused management to revisit its cash flow projections for the next 12-month period under revised assumptions. Under these revised assumptions, the Company projects that it might breach certain financial covenants under its credit facilities within 12 months from the date of these financial statements. Additionally, under the terms of the New Equity Line of Credit, the Company is precluded from issuing shares under the New Equity Line of Credit if the price of the Company’s common stock (calculated on a volume weighted average basis over the preceding five days) is below $0.60 per share. In March and April 2020, the price of the Company’s common stock fell below this threshold on certain occasions and for sustained periods of time. Additionally, as described in Item 3. Key Information D. Risk Factors, we have received two deficiency notifications from the NYSE that could result in suspension or delisting of our common shares. We have until November 2020, and August 2021, subject to certain conditions, to cure each of these deficiencies. If our stock is delisted, then the Company is precluded from issuing shares under the New Equity Line of Credit. If additional liquidity under the New Equity Line of Credit is unavailable, the Company might breach covenants under its credit facilities, or face liquidity constraints, sooner than would otherwise occur under the revised projections.
The Company has commenced discussions with its lenders in an effort to find possible solutions and is also considering other strategic alternatives to meet the Company’s obligations, such as the sale of some or all of the vessels in the Company’s fleet. The Company has also engaged an advisor to provide consultation throughout this process. There can be no assurance that these or other measures will be successful.
As these discussions are currently in a preliminary phase, there are no remedies that can be considered as probable for purposes of the Standard.  Accordingly, substantial doubt is deemed to exist about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.